UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Certificates of Deposit — 33.3%
Bank of Montreal	1.300%	10/6/17	$100,000,000	$100,006,743
Bank of Montreal (1 mo. USD LIBOR + 0.520%)	1.755%	11/22/17	22,000,000	22,024,169	(a)
Bank of Montreal	1.400%	2/7/18	160,000,000	160,007,565
Bank of Tokyo-Mitsubishi UFJ NY	1.390%	10/26/17	248,000,000	248,056,963
BNP Paribas NY Branch	1.390%	11/17/17	54,500,000	54,515,175
BNP Paribas NY Branch (1 mo. USD LIBOR + 0.620%)	1.855%	11/22/17	22,000,000	22,029,231	(a)
BNP Paribas NY Branch	1.450%	1/2/18	100,000,000	100,030,573
BNP Paribas NY Branch	1.450%	1/16/18	248,500,000	248,563,802
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.130%)	1.447%	5/25/18	160,000,000	160,035,958	(a)
Citibank N.A.	1.240%	10/5/17	149,000,000	148,999,753
Citibank N.A.	1.240%	10/6/17	40,000,000	39,999,853
Citibank N.A.	1.320%	10/10/17	290,000,000	290,022,327
Citibank N.A.	1.400%	1/25/18	80,000,000	79,997,394
Credit Suisse NY	1.690%	9/28/17	36,000,000	36,012,410
Credit Suisse NY (3 mo. USD LIBOR + 0.150%)	1.467%	10/27/17	179,000,000	179,065,231	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.230%)	1.461%	11/7/17	82,000,000	82,032,391	(a)
Credit Suisse NY (3 mo. USD LIBOR + 0.740%)	2.057%	11/17/17	22,000,000	22,037,503	(a)
Credit Suisse NY (1 mo. USD LIBOR + 0.190%)	1.424%	12/28/17	239,000,000	239,035,602	(a)
Credit Suisse NY	1.500%	1/4/18	112,500,000	112,535,523
KBC Bank NV	1.180%	9/5/17	114,165,000	114,165,363
KBC Bank NV	1.300%	10/10/17	100,000,000	100,009,401
KBC Bank NV	1.300%	10/11/17	100,000,000	100,009,299
KBC Bank NV	1.300%	11/7/17	59,000,000	59,002,879
KBC Bank NV	1.340%	11/24/17	92,000,000	92,008,156
KBC Bank NV	1.340%	11/28/17	25,000,000	25,001,963
Landesbank Hessen-Thuringen	1.170%	9/6/17	100,135,000	100,134,599
Landesbank Hessen-Thuringen	1.300%	10/6/17	125,000,000	125,010,681
Lloyds Bank PLC (1 mo. USD LIBOR + 0.150%)	1.384%	10/26/17	100,000,000	100,023,549	(a)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.180%)	1.409%	5/14/18	59,000,000	59,013,656	(a)
Mitsubishi UFJ Trust & Banking NY (1 mo. USD LIBOR + 0.280%)	1.511%	10/10/17	118,000,000	118,039,451	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.320%)	1.551%	9/21/17	245,000,000	245,052,731	(a)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.230%)	1.459%	11/8/17	165,000,000	165,066,983	(a)
Mizuho Bank Ltd.	1.350%	11/17/17	35,000,000	35,006,884
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.180%)	1.409%	1/9/18	136,500,000	136,498,312	(a)
National Australia Bank of NY (1 mo. USD LIBOR + 0.480%)	1.709%	12/5/17	47,000,000	47,052,216	(a)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Annual Report	23

Schedule of investments (cont’d)

August 31, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Natixis NY (1 mo. USD LIBOR + 0.260%)	1.495%	9/22/17	$45,000,000	$45,008,429	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.350%)	1.582%	9/1/17	128,000,000	128,001,528	(a)
Norinchukin Bank (1 mo. USD LIBOR + 0.330%)	1.561%	9/11/17	95,000,000	95,011,429	(a)
Norinchukin Bank	1.340%	9/5/17	12,600,000	12,600,322
Norinchukin Bank (1 mo. USD LIBOR + 0.300%)	1.534%	9/25/17	145,000,000	145,034,936	(a)
Norinchukin Bank	1.280%	10/6/17	139,000,000	139,010,775
Norinchukin Bank (1 mo. USD LIBOR + 0.270%)	1.501%	10/10/17	100,000,000	100,032,785	(a)
Oversea-Chinese Banking Corp. Ltd.	1.310%	10/11/17	44,500,000	44,502,057
Oversea-Chinese Banking Corp. Ltd.	1.320%	11/16/17	63,000,000	63,001,522
Oversea-Chinese Banking Corp. Ltd.	1.320%	11/27/17	40,000,000	39,999,304
Rabobank Nederland NY (1 mo. USD LIBOR + 0.340%)	1.569%	9/11/17	179,000,000	179,021,983	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.180%)	1.411%	9/20/17	180,000,000	180,023,110	(a)
Royal Bank of Canada (1 mo. USD LIBOR + 0.130%)	1.364%	3/1/18	240,000,000	240,000,713	(a)
Royal Bank of Canada (3 mo. USD LIBOR + 0.130%)	1.358%	6/12/18	49,000,000	49,007,648	(a)
Standard Chartered Bank (1 mo. USD LIBOR + 0.320%)	1.555%	9/22/17	300,000,000	300,068,094	(a)
Standard Chartered Bank	1.419%	1/10/18	226,000,000	226,035,959
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.270%)	1.501%	10/6/17	50,000,000	50,012,577	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.394%	1/26/18	50,000,000	50,003,392	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.160%)	1.399%	1/31/18	6,000,000	6,000,205	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.432%	2/1/18	150,000,000	150,032,073	(a)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.200%)	1.431%	2/6/18	38,540,000	38,547,110	(a)
Sumitomo Mitsui Banking Corp.	1.400%	2/9/18	84,000,000	84,010,078
Sumitomo Mitsui Trust & Banking Co., Ltd. (1 mo. USD LIBOR + 0.340%)	1.571%	9/7/17	105,000,000	105,007,344	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd.	1.230%	10/30/17	82,000,000	81,994,527
Sumitomo Mitsui Trust & Banking Co., Ltd. (1 mo. USD LIBOR + 0.170%)	1.406%	11/30/17	73,000,000	73,009,324	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd. (1 mo. USD LIBOR + 0.170%)	1.402%	12/4/17	184,000,000	184,023,282	(a)
Sumitomo Mitsui Trust & Banking Co., Ltd. (1 mo. USD LIBOR + 0.200%)	1.431%	2/6/18	185,350,000	185,384,195	(a)
Svenska Handelsbanken NY	1.315%	12/11/17	85,000,000	85,003,348
UBS AG (1 mo. USD LIBOR + 0.110%)	1.341%	10/20/17	124,000,000	124,019,970	(a)
Total Certificates of Deposit				7,169,512,308

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2017 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — 25.5%
Abbey National Treasury Services PLC	1.080%	9/1/17	$56,540,000	$56,538,161	(b)
ABN AMRO Funding USA LLC	1.410%	9/6/17	71,875,000	71,860,278	(b)(c)
ABN AMRO Funding USA LLC	1.380%	11/2/17	45,000,000	44,899,043	(b)(c)
ABN AMRO Funding USA LLC	1.400%	10/6/17	135,000,000	134,829,360	(b)(c)
ABN AMRO Funding USA LLC	1.380%	10/20/17	50,000,000	49,911,597	(b)(c)
ABN AMRO Funding USA LLC	1.640%	3/8/18	27,700,000	27,489,279	(b)(c)
ABN AMRO Funding USA LLC	1.640%	3/9/18	174,750,000	173,412,677	(b)(c)
American Honda Finance Corp.	1.264%	11/27/17	38,000,000	37,889,741	(b)
ANZ National International Ltd.	1.400%	1/24/18	78,000,000	77,583,705	(b)(c)
ANZ New Zealand International Ltd. (3 mo. USD LIBOR + 0.120%)	1.437%	5/29/18	71,000,000	71,019,397	(a)(c)
Bank Nederlandse Gemeenten NV	1.170%	9/5/17	434,000,000	433,926,580	(b)(c)
Bank of Nova Scotia	1.615%	11/22/17	17,000,000	17,013,262	(a)(c)
Bank of Nova Scotia	1.390%	1/16/18	214,000,000	212,938,489	(b)(c)
BNP Paribas NY Branch	1.050%	9/1/17	8,540,000	8,539,722	(b)
BPCE SA	1.406%	11/8/17	99,000,000	98,754,084	(b)(c)
Canadian Imperial Bank of Commerce	1.400%	2/9/18	224,000,000	222,651,296	(b)(c)
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.280%)	1.490%	11/27/17	22,000,000	22,016,712	(a)(c)
Credit Agricole Corporate and Investment Bank	1.070%	9/1/17	39,903,000	39,901,713	(b)
DBS Bank Ltd.	1.294%	9/18/17	196,000,000	195,878,088	(b)(c)
DBS Bank Ltd.	1.304%	9/27/17	60,000,000	59,943,480	(b)(c)
DBS Bank Ltd.	1.304%	9/29/17	40,000,000	39,959,432	(b)(c)
DBS Bank Ltd.	1.314%	10/12/17	24,000,000	23,964,496	(b)(c)
DBS Bank Ltd.	1.314%	10/13/17	160,000,000	159,757,480	(b)(c)
HSBC USA Inc. (1 mo. USD LIBOR + 0.160%)	1.387%	2/15/18	125,000,000	125,036,715	(a)(c)
HSBC USA Inc.	1.364%	2/16/18	56,410,000	56,038,731	(b)(c)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.150%)	1.377%	11/15/17	147,570,000	147,606,255	(a)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.150%)	1.381%	12/7/17	163,875,000	163,907,968	(a)
ING U.S. Funding LLC	1.410%	2/5/18	185,000,000	183,877,081	(b)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.130%)	1.364%	10/26/17	450,000,000	450,091,989	(a)(c)
JPMorgan Securities LLC	1.336%	11/1/17	98,000,000	97,787,171	(b)
JPMorgan Securities LLC	1.406%	12/18/17	128,500,000	127,992,264	(b)
Mitsubishi UFJ Trust & Banking NY	1.390%	12/6/17	200,000,000	199,289,206	(b)(c)
National Bank of Canada	1.304%	10/3/17	112,000,000	111,875,568	(b)(c)
NRW Bank	1.274%	9/21/17	150,000,000	149,895,000	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.304%	9/21/17	40,450,000	40,420,411	(b)(c)
Oversea-Chinese Banking Corp. Ltd.	1.325%	10/13/17	184,500,000	184,220,344	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Annual Report	25

Schedule of investments (cont’d)

August 31, 2017

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Societe Generale	1.323-1.350%	10/31/17	$270,171,000	$269,570,837	(b)(c)
Societe Generale	1.420%	1/31/18	100,000,000	99,399,900	(b)(c)
Swedish Export Credit	1.358%	11/28/17	150,000,000	149,570,204	(b)
Toronto Dominion Bank NY	1.410%	2/12/18	199,000,000	197,727,644	(b)(c)
UBS AG (3 mo. USD LIBOR + 0.200%)	1.517%	5/31/18	144,750,000	144,798,451	(a)(c)
United Overseas Bank Ltd.	1.304%	9/21/17	126,000,000	125,911,947	(b)(c)
United Overseas Bank Ltd.	1.315%	10/10/17	25,000,000	24,966,195	(b)(c)
United Overseas Bank Ltd.	1.315%	10/12/17	121,500,000	121,327,349	(b)(c)
Westpac Banking Corp.	1.718%	11/17/17	22,000,000	22,021,592	(a)(c)
Total Commercial Paper				5,474,010,894
Time Deposits — 34.9%
ABN AMRO Bank NV	1.150%	9/1/17	329,000,000	329,000,000
Abbey National Treasury Services PLC	1.070%	9/1/17	582,762,000	582,762,000
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.080%	9/1/17	250,000,000	250,000,000
BNP Paribas NY Branch	1.070%	9/1/17	408,000,000	408,000,000
Canadian Imperial Bank of Commerce	1.080%	9/1/17	158,000,000	158,000,000
Credit Agricole Corporate and Investment Bank	1.070%	9/1/17	777,370,000	777,370,000
DnB NOR Bank ASA	1.070%	9/1/17	818,055,000	818,055,000
Mizuho Bank Ltd.	1.170%	9/1/17	313,000,000	313,000,000
Natixis SA	1.070%	9/1/17	688,000,000	688,000,000
Nordea Bank AB	1.070%	9/1/17	873,850,000	873,850,000
Skandinaviska Enskilda Banken AB	1.070%	9/1/17	832,000,000	832,000,000
Svenska Handelsbanken AB	1.060%	9/1/17	645,000,000	645,000,000
Swedbank NY Branch	1.070%	9/1/17	843,000,000	843,000,000
Total Time Deposits				7,518,037,000
Repurchase Agreements — 6.3%
Bank of America Corp. tri-party repurchase agreement dated 10/17/16; Proceeds at maturity — $401,459,111; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.000% due 12/1/22 to 9/1/47; Market value — $408,000,000)	1.340%	12/7/17	400,000,000	400,000,000
Bank of America Corp. tri-party repurchase agreement dated 8/9/17; Proceeds at maturity — $100,364,778; (Fully collateralized by various corporate bonds and notes 2.286% to 4.982% due 10/1/23 to 5/15/63; Market value — $105,000,001)	1.340%	12/7/17	100,000,000	100,000,000

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2017 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/4/17; Proceeds at maturity — $200,778,556; (Fully collateralized by various corporate bonds and notes, 1.500% to 9.750% due 10/1/17 to 2/14/50; Market value — $213,853,446)	1.430%	12/7/17	$200,000,000	$200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 4/4/17; Proceeds at maturity — $100,389,278; (Fully collateralized by various municipal bonds, 0.770% to 7.672% due 11/1/22 to 8/15/57; Market value — $105,120,016)	1.430%	12/7/17	100,000,000	100,000,000
RBC Capital Markets; tri-party repurchase agreement dated 2/8/17; Proceeds at maturity — $150,596,167; (Fully collateralized by various municipal bonds, 0.000% to 7.618% due 11/1/17 to 6/1/2111; Market value — $157,508,002)	1.460%	12/7/17	150,000,000	150,000,000
RBC Capital Markets; tri-party repurchase agreement dated 4/4/17; Proceeds at maturity — $200,822,111; (Fully collateralized by various corporate bonds & notes 0.000% to 8.125% due 9/5/17 to 11/1/64; Market value — $213,685,123)	1.510%	12/7/17	200,000,000	200,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 8/31/17; Proceeds at maturity — $200,007,000; (Fully collateralized by various corporate bonds & notes, 0.875% to 4.250% due 4/10/18 to 7/29/25; Market value — $204,000,737)	1.260%	9/1/17	200,000,000	200,000,000
Total Repurchase Agreements				1,350,000,000
Total Investments — 100.0% (Cost — $21,509,603,517)				21,511,560,202
Other Assets in Excess of Liabilities — 0.0%				9,934,737
Total Net Assets — 100.0%				$21,521,494,939

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

(c)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Annual Report	27

Statement of assets and liabilities

August 31, 2017

Assets:
Investments, at value (Cost — $21,509,603,517)	$21,511,560,202
Interest receivable	10,631,852
Receivable for securities sold	825
Total Assets	21,522,192,879

Liabilities:
Trustees’ fees payable	61,980
Due to custodian	81,291
Accrued expenses	554,669
Total Liabilities	697,940
Total Net Assets	$21,521,494,939

Represented by:
Paid-in capital	$21,521,494,939

See Notes to Financial Statements.

28	Liquid Reserves Portfolio 2017 Annual Report

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Interest	$271,772,551

Expenses:
Investment management fee (Note 2)	28,694,160
Fund accounting fees	1,471,661
Trustees’ fees	728,298
Legal fees	552,020
Custody fees	246,892
Audit and tax fees	46,110
Interest expense	1,526
Miscellaneous expenses	114,519
Total Expenses	31,855,186
Less: Fee waivers and/or expense reimbursements (Note 2)	(28,694,160)
Net Expenses	3,161,026
Net Investment Income	268,611,525

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 4):
Net Realized Gain From Investment Transactions	5,124,653
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,956,685
Net Gain on Investments	7,081,338
Increase in Net Assets From Operations	$275,692,863

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Annual Report	29

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$268,611,525	$245,409,790
Net realized gain	5,124,653	686,995
Change in net unrealized appreciation (depreciation)	1,956,685	—
Increase in Net Assets From Operations	275,692,863	246,096,785

Capital Transactions:
Proceeds from contributions	70,132,018,435	114,933,457,934
Value of withdrawals	(98,789,387,755)	(138,942,587,255)
In-kind capital contributions (Note 3)	—	10,124,686,062
Decrease in Net Assets From Capital Transaction	(28,657,369,320)	(13,884,443,259)
Decrease in Net Assets	(28,381,676,457)	(13,638,346,474)

Net Assets:
Beginning of year	49,903,171,396	63,541,517,870
End of year	$21,521,494,939	$49,903,171,396

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2017 Annual Report

Financial highlights

For the years ended August 31:
	2017	2016	2015	2014	2013

Net assets, end of year (millions)	$21,521	$49,903	$63,542	$74,403	$73,576
Total return[1]	1.02%	0.48%	0.22%	0.10%	0.17%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.10	0.10
Net investment income	0.94	0.46	0.21	0.10	0.17

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2017 Annual Report	31

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

Effective October 11, 2016, the Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Effective October 14, 2016, the Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Prior to October 11, 2016, in accordance with Rule 2a-7, money market instruments were valued at amortized cost, which approximated market value. This method involved valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost was subject to its compliance with certain conditions as specified by Rule 2a-7.

Effective October 11, 2016, the valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be

32	Liquid Reserves Portfolio 2017 Annual Report

unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Liquid Reserves Portfolio 2017 Annual Report	33

Notes to financial statements (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$21,511,560,202	—	$21,511,560,202

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

34	Liquid Reserves Portfolio 2017 Annual Report

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Prior to October 11, 2016, gross realized gains and/or losses of the Portfolio were allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation was closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

Liquid Reserves Portfolio 2017 Annual Report	35

Notes to financial statements (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $28,694,160.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At August 31, 2017, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$21,509,603,517	$2,016,126	$(59,441)	$1,956,685

On August 29, 2016, Western Asset Institutional Cash Reserves Fund transferred all of its investable assets (including cash and receivables), with a value of $10,124,686,062, to the Portfolio in exchange for an interest in the Portfolio.

4. Derivative instruments and hedging activities

During the year ended August 31, 2017, the Portfolio did not invest in derivative instruments.

5. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

36	Liquid Reserves Portfolio 2017 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 16, 2017

Liquid Reserves Portfolio 2017 Annual Report	37

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Liquid Reserves Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

32	Liquid Reserves Portfolio

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); formerly, Trustee, First Potomac Realty Trust (2005 to 2017); Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Liquid Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	142
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

34	Liquid Reserves Portfolio

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Liquid Reserves Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

36	Liquid Reserves Portfolio

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio, upon completion of the audit of the Portfolio’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 16, 2017. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 16, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 16, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Liquid Reserves Portfolio	37

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2016 and August 31, 2017 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $210,600 in 2016 and $176,650 in 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2016 and $0 in 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $23,880 in 2016 and $24,120 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2016 and 2017; Tax Fees were 100% and 100% for 2016 and 2017; and Other Fees were 100% and 100% for 2016 and 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2017.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017